Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2009
Accounting Policies [Abstract]
Restricted cash	$ 908,410	$ 1,958,680
Allowance for doubtful accounts	$ 2,910,554	2,764,735
Residual value Percentage	5.00%
Ownership percentage	20.00%			22.50%
Investments		12,775,494	$ 13,449,305
Description of VAT rate	The Company is subject to a VAT rate of 17% before May 1, 2018, a VAT rate of 16% effective on May 1, 2018, and the most current VAT rate of 13% effective on April 1, 2019.
Received government grants	$ 410,532	59,131	100,916
Shipping and handling costs	804,264	1,011,670	337,237
Advertising costs	104,933	147,363	$ 105,734
Cash and cash equivalents	$ 796,794	$ 1,057,992